CONSOLIDATED RECONCILIATION OF GAAP TO NON-GAAP RESULTS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2012
UNAUDITED RECONCILIATION OF GAAP TO NON-GAAP RESULTS [Abstract]
GAAP gross profit	$ 890	$ 1,202	[1]	$ 3,273	$ 1,862	[1]
Amortization of Intangible Assets	42	317	[1]	157	1,265	[1]
Expenses related to cost saving plan and one time charges			[1]		36	[1]
Non-GAAP gross profit	932	1,519	[1]	3,430	3,163	[1]
GAAP operating loss	(1,151)	(792)	[1]	(1,793)	(4,827)	[1]
Expenses related to cost saving plan and one time charges			[1]		87	[1]
Stock - based compensation	215	443	[1]	467	1,408	[1]
Gain on sales of subsidiaries and Appbuilder		100	[1]	786	345	[1]
Non-GAAP operating loss	(894)	(132)	[1]	(1,955)	(2,412)	[1]
GAAP Net loss attributable to BluePhoenix	(1,240)	(3,688)	[1]	(2,595)	(11,045)	[1]
Revaluation of derivatives and discount amortization	29	2,845	[1]	(7)	4,824	[1]
Net profit (loss) from discontinued operation		60	[1]	(399)	(1,104)	[1]
Non-GAAP net loss attributable to BluePhoenix	$ (954)	$ (243)	[1]	$ (2,365)	$ (2,702)	[1]
Shares used in diluted earnings per share calculation	10,735	7,972	[1]	10,687	7,006	[1]
Non-GAAP diluted loss per share	$ (0.09)	$ (0.03)	[1]	$ (0.22)	$ (0.39)	[1]

[1]	* Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.